Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of borrowings by type and classification

		March 31,
	Term	2021	2022
Current
Vehicle loan	Less than 1 year	3,754	2,977
Factoring	Less than 1 year	124,124	351,399
Total		127,878	354,376

Non-Current
Vehicle loan	More than 1 year	3,177	4,204
Total		3,177	4,204

					Carrying amount
	Currency	Interest Rate		Year of Maturity	March 31,
					2021	2022
Vehicle loan	INR	7.25 to 9.50%		2021-2027	6,931	7,181
Factoring	INR	Floating rate	*	On demand	124,124	351,399
					131,055	358,580

*	3M MCLR + 1% spread